Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Noncurrent [Abstract]
Balance beginning of period	$ 22,951	$ 16,408
Additions	23,704	12,401
Amortization	(9,004)	(5,820)
Write - off	(22)	(38)
Balance ending of period	$ 37,629	$ 22,951